Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2016
Subsequent Event [Line Items]
Subsequent Events [Text Block]
22. Subsequent Events

On February 28 and March 31, 2017 PartnerRe subscribed $50 million and $100 million, respectively, to funds managed by an entity within the Exor Group which invests in publicly listed equities. The funds are registered in Luxembourg and regulated by the Commission de Surveillance du Secteur Financier, or CSSF.

On April 3, 2017, after receiving all necessary regulatory approvals, PartnerRe completed the acquisition of 100% of the outstanding ordinary shares of Aurigen Capital Limited, a North American life reinsurance company for CAD 375 million (or approximately $286 million).